Employee benefits - Historical information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Employee benefits
Present value of defined benefit obligation	$ 777,895	$ 755,945	$ 636,202
Plan assets at fair value	(121,643)	(163,651)	(148,392)	$ (197,247)
Plan deficit	656,252	592,294	487,810
Experience adjustments arising from plan assets/liabilities	(1,019)	(1,581)	(2,636)
Experience adjustments arising from plan liabilities [Member]
Disclosure of Employee benefits
Experience adjustments arising from plan assets/liabilities	(6,497)	(105,562)	(110,533)
Experience adjustments arising from plan assets [Member]
Disclosure of Employee benefits
Experience adjustments arising from plan assets/liabilities	$ (1,019)	$ (1,581)	$ (2,636)